UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-02968-99
Name of Registrant: Vanguard Trustees' Equity Fund
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: October 31
Date of reporting period: July 31, 2015
Item 1: Schedule of Investments

Vanguard International Value Fund

Schedule of Investments
As of July 31, 2015

		Market
		Value
	Shares	($000)
Common Stocks (95.7%)[1]
Australia (0.6%)
BHP Billiton Ltd.	1,464,340	28,162
QBE Insurance Group Ltd.	1,782,907	19,000
* South32 Ltd.	1,913,298	2,424
		49,586
Belgium (1.5%)
Anheuser-Busch InBev NV	785,457	93,619
KBC Groep NV	423,300	29,476
		123,095
Brazil (1.6%)
BB Seguridade Participacoes SA	4,459,100	42,000
Ambev SA	5,103,700	29,007
* Petroleo Brasileiro SA ADR	4,349,900	26,752
Cia de Saneamento Basico do Estado de Sao Paulo	4,107,100	20,955
Estacio Participacoes SA	3,938,100	16,332
* PDG Realty SA Empreendimentos e Participacoes	21,893,800	1,535
		136,581
Canada (0.2%)
Encana Corp.	1,836,000	13,954

China (1.5%)
* Baidu Inc. ADR	297,160	51,308
Lenovo Group Ltd.	38,000,000	41,155
China Shenhua Energy Co. Ltd.	15,797,500	30,091
		122,554
Denmark (0.9%)
Novo Nordisk A/S Class B	1,263,803	74,620

Finland (0.6%)
Sampo Oyj Class A	1,003,836	49,586

France (4.1%)
BNP Paribas SA	1,580,588	102,929
TOTAL SA	993,452	49,235
Valeo SA	281,586	37,551
Vallourec SA	2,202,655	36,143
Vinci SA	556,801	35,694
ArcelorMittal	3,798,769	34,478
Vivendi SA	1,272,900	33,494
Engie	965,914	18,545
		348,069
Germany (7.8%)
Bayer AG	980,319	144,809
United Internet AG	1,538,554	76,117
* Commerzbank AG	5,521,923	71,616
E.ON SE	5,246,089	69,226
SAP SE	868,619	62,282
adidas AG	663,696	54,314

Volkswagen AG Preference Shares	270,846	54,281
Siemens AG	366,019	39,184
RWE AG	1,672,495	34,838
METRO AG	858,568	27,110
Continental AG	114,453	25,598
		659,375
Hong Kong (3.3%)
Swire Pacific Ltd. Class A	6,451,850	82,578
* CK Hutchison Holdings Ltd.	5,040,692	74,757
Galaxy Entertainment Group Ltd.	14,929,000	68,668
Li & Fung Ltd.	41,586,000	32,139
* Global Brands Group Holding Ltd.	55,724,000	12,324
Esprit Holdings Ltd.	9,909,234	9,484
		279,950
India (0.7%)
HCL Technologies Ltd.	3,600,945	56,228

Indonesia (0.5%)
Telekomunikasi Indonesia Persero Tbk PT ADR	1,018,469	43,804

Ireland (0.4%)
Ryanair Holdings plc ADR	479,005	35,499

Israel (0.9%)
Teva Pharmaceutical Industries Ltd. ADR	1,161,755	80,184

Italy (0.5%)
Mediolanum SPA	5,525,903	44,171

Japan (22.7%)
KDDI Corp.	6,534,600	166,558
Sumitomo Mitsui Financial Group Inc.	3,670,200	164,686
Japan Tobacco Inc.	3,691,400	143,234
Sumitomo Mitsui Trust Holdings Inc.	26,024,000	120,525
East Japan Railway Co.	941,200	92,964
Nippon Telegraph & Telephone Corp.	2,297,600	88,492
Nomura Holdings Inc.	12,169,400	86,745
Panasonic Corp.	7,365,300	86,497
Omron Corp.	2,189,200	86,124
Toyota Motor Corp.	1,254,900	83,629
^ Daihatsu Motor Co. Ltd.	5,643,400	80,177
Mitsubishi Corp.	3,537,200	76,615
Daiwa House Industry Co. Ltd.	3,022,900	75,243
Sumitomo Electric Industries Ltd.	4,439,000	66,418
Honda Motor Co. Ltd.	1,794,800	60,459
Seven & i Holdings Co. Ltd.	1,299,883	59,985
SoftBank Group Corp.	1,035,400	57,593
JGC Corp.	3,142,000	53,783
Makita Corp.	864,500	47,916
* Sony Corp.	1,639,800	46,520
Toshiba Corp.	13,536,000	41,491
Daikin Industries Ltd.	538,900	34,845
Ryohin Keikaku Co. Ltd.	144,200	30,908
DeNA Co. Ltd.	1,521,100	30,228
Yamato Kogyo Co. Ltd.	873,400	20,565

Yamada Denki Co. Ltd.	4,989,500	19,113
		1,921,313
Netherlands (2.3%)
Heineken NV	782,118	61,558
Unilever NV	1,239,351	55,581
Wolters Kluwer NV	1,245,958	41,278
* NXP Semiconductors NV	268,105	26,198
Akzo Nobel NV	128,418	9,183
		193,798
Norway (0.7%)
Telenor ASA	1,740,400	38,179
^ TGS Nopec Geophysical Co. ASA	814,121	17,148
		55,327
Philippines (0.4%)
Alliance Global Group Inc.	74,306,500	36,685

Russia (1.3%)
Gazprom PAO ADR	10,160,224	47,242
Lukoil PJSC ADR	466,261	19,303
Sberbank of Russia ADR	3,610,156	17,806
Mobile TeleSystems PJSC ADR	1,780,147	14,597
* X5 Retail Group NV GDR	794,529	14,220
		113,168
Singapore (1.3%)
DBS Group Holdings Ltd.	4,684,000	69,283
Genting Singapore plc	58,872,000	37,761
		107,044
South Africa (1.6%)
Mediclinic International Ltd.	4,616,458	41,108
Sanlam Ltd.	7,570,592	39,996
Mr Price Group Ltd.	1,394,772	27,805
Nampak Ltd.	9,955,805	25,247
		134,156
South Korea (3.4%)
Samsung Electronics Co. Ltd.	90,298	90,726
E-Mart Co. Ltd.	302,159	61,664
Hyundai Mobis Co. Ltd.	232,619	42,379
SK Hynix Inc.	932,033	29,462
Hana Financial Group Inc.	1,149,411	28,606
Shinhan Financial Group Co. Ltd.	561,096	20,140
Hyundai Home Shopping Network Corp.	141,604	14,819
		287,796
Spain (1.2%)
* Banco Santander SA	8,678,587	59,793
Red Electrica Corp. SA	481,950	38,554
		98,347
Sweden (1.5%)
* Assa Abloy AB Class B	3,122,208	63,192
Swedbank AB Class A	2,409,906	56,372
* Oriflame Holding AG	466,439	6,905
		126,469
Switzerland (6.4%)
Novartis AG	2,275,542	236,414
Roche Holding AG	234,346	67,604

ABB Ltd.	2,756,144	55,962
Credit Suisse Group AG	1,634,811	48,101
LafargeHolcim Ltd.	684,125	47,595
Actelion Ltd.	285,863	42,231
Cie Financiere Richemont SA	392,738	33,879
GAM Holding AG	577,710	12,083
		543,869
Taiwan (1.2%)
Taiwan Semiconductor Manufacturing Co. Ltd.	22,936,704	100,743

Thailand (1.0%)
Bangkok Bank PCL	13,166,800	62,073
Kasikornbank PCL (Foreign)	4,396,800	22,267
		84,340
Turkey (1.5%)
Turkcell Iletisim Hizmetleri AS	10,534,007	48,237
Turkiye Halk Bankasi AS	9,458,809	41,310
KOC Holding AS	7,895,022	35,048
		124,595
United Kingdom (21.7%)
BG Group plc	6,458,104	110,153
Carnival plc	1,779,082	98,623
HSBC Holdings plc	10,169,936	92,155
Prudential plc	3,803,092	89,476
Royal Dutch Shell plc Class A	3,029,201	87,124
AstraZeneca plc	1,227,908	82,703
British American Tobacco plc	1,386,832	82,352
* Royal Bank of Scotland Group plc	14,611,000	77,936
Vodafone Group plc	19,784,694	74,757
RSA Insurance Group plc	8,877,405	71,242
Lloyds Banking Group plc	52,747,008	68,687
BP plc	10,714,058	66,151
Shire plc	673,532	59,848
Serco Group plc	29,728,498	59,796
Barclays plc	12,648,864	56,961
BP plc ADR	1,514,440	55,989
Wolseley plc	828,278	54,991
Unilever plc	1,066,655	48,360
Rolls-Royce Holdings plc	3,524,316	43,688
Informa plc	4,601,133	42,816
Rexam plc	4,739,551	41,186
Royal Dutch Shell plc Class B	1,363,717	39,613
Standard Chartered plc	2,519,175	38,545
Compass Group plc	2,372,950	37,976
Associated British Foods plc	710,460	35,762
London Stock Exchange Group plc	872,500	35,564
BHP Billiton plc	1,913,298	35,291
Ashtead Group plc	2,252,792	34,487
Weir Group plc	1,314,800	31,549
^ Signet Jewelers Ltd.	202,410	24,522
Pearson plc	1,203,600	22,573
Petrofac Ltd.	1,590,239	21,782
Anglo American plc London Shares	1,061,993	13,422
		1,836,080
United States (2.4%)
* Weatherford International plc	5,095,000	54,415

	RenaissanceRe Holdings Ltd.			387,100	41,536
*	Michael Kors Holdings Ltd.			957,100	40,189
	*,^ Ultra Petroleum Corp.			4,565,366	35,518
	Aon plc			323,450	32,594
					204,252
	Total Common Stocks (Cost $7,824,550)				8,085,238

		Coupon
	Temporary Cash Investments (6.2%)[1]
	Money Market Fund (5.9%)
	[2,3] Vanguard Market Liquidity Fund	0.152%		499,899,079	499,899

				Face
			Maturity	Amount
			Date	($000)
	U.S. Government and Agency Obligations (0.3%)
[4,5]	Federal Home Loan Bank Discount Notes	0.090%	8/21/15	5,000	5,000
4,5,6	Federal Home Loan Bank Discount Notes	0.088%	9/4/15	5,000	4,999
[4,6]	Federal Home Loan Bank Discount Notes	0.090%	10/14/15	900	900
[4,5]	Federal Home Loan Bank Discount Notes	0.095%	10/21/15	3,500	3,499
[4,5]	Federal Home Loan Bank Discount Notes	0.100%	10/23/15	700	700
4	Federal Home Loan Bank Discount Notes	0.114%	10/28/15	100	100
[4,6]	Federal Home Loan Bank Discount Notes	0.105%	11/2/15	2,000	1,999
	5,6,7 Freddie Mac Discount Notes	0.125%	10/30/15	5,000	4,999
					22,196
	Total Temporary Cash Investments (Cost $522,095)				522,095
	Total Investments (101.9%) (Cost $8,346,645)				8,607,333
	Other Assets and Liabilities-Net (-1.9%)[3]				(160,952)
	Net Assets (100%)				8,446,381

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $29,192,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.5% and 3.4%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $33,059,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $17,797,000 have been segregated as initial margin for open futures contracts.
6 Securities with a value of $3,656,000 have been segregated as collateral for open forward currency contracts.
7 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or

International Value Fund

whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	636,170	7,449,068	—
Temporary Cash Investments	499,899	22,196	—
Futures Contracts—Assets[1]	1,285	—	—
Forward Currency Contracts—Assets	—	11	—
Forward Currency Contracts—Liabilities	—	(4,137)	—
Total	1,137,354	7,467,138	—

International Value Fund

1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At July 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
Dow Jones EURO STOXX 50 Index	September 2015	2,675	106,338	4,064
Topix Index	September 2015	411	55,068	643
FTSE 100 Index	September 2015	466	48,387	41

International Value Fund

S&P ASX 200 Index	September 2015	229	23,758	598
5,346

Unrealized appreciation (depreciation) on open Dow Jones EURO STOXX 50 Index and FTS 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

At July 31, 2015, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

		Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
BNP Paribas	9/23/15	EUR	79,147	USD	88,951	(1,963)
Morgan Stanley	9/15/15	JPY	5,153,136	USD	42,016	(411)
Citibank N.A.	9/23/15	GBP	26,039	USD	40,895	(246)
The Toronton Dominion Bank	9/22/15	AUD	23,315	USD	18,003	(1,011)
Deutsche Bank AG	9/23/15	EUR	7,576	USD	8,489	(162)
Bank of America, N.A.	9/23/15	EUR	5,605	USD	6,256	(95)
The Toronton Dominion Bank	9/15/15	JPY	623,265	USD	5,027	5
UBS AG	9/23/15	GBP	2,879	USD	4,493	2
BNP Paribas	9/15/15	JPY	555,560	USD	4,484	1
BNP Paribas	9/22/15	AUD	5,266	USD	4,027	(190)
UBS AG	9/15/15	JPY	405,969	USD	3,316	(39)
Morgan Stanley	9/22/15	AUD	2,925	USD	2,128	3
BNP Paribas	9/23/15	GBP	2,034	USD	3,195	(20)
						(4,126)
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

E. At July 31, 2015, the cost of investment securities for tax purposes was $8,351,401,000. Net unrealized appreciation of investment securities for tax purposes was $255,932,000, consisting of unrealized gains of $1,125,845,000 on securities that had risen in value since their purchase and $869,913,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Diversified Equity Fund

Schedule of Investments
As of July 31, 2015

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (100.0%)
Vanguard Growth and Income Fund Investor Shares	7,206,419	309,083
Vanguard U.S. Growth Fund Investor Shares	7,105,612	234,343
Vanguard Morgan Growth Fund Investor Shares	8,440,701	233,639
Vanguard Windsor II Fund Investor Shares	6,076,535	228,599
Vanguard Windsor Fund Investor Shares	10,408,032	227,728
Vanguard Explorer Fund Investor Shares	1,537,659	151,121
Vanguard Mid-Cap Growth Fund	2,923,665	76,688
Vanguard Capital Value Fund	5,406,238	72,768
Total Investments (Cost $1,036,619)		1,533,969
Other Assets and Liabilities-Net (0.0%)		(659)
Net Assets (100%)		1,533,310

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At July 31, 2015, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At July 31, 2015, the cost of investment securities for tax purposes was $1,036,619,000. Net unrealized appreciation of investment securities for tax purposes was $497,350,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Diversified Equity Fund

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Oct. 31,		Proceeds			July 31,
	2014		from		Capital Gain	2015
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Capital Value
Fund	73,795	13,225	5,897	868	7,412	72,768

Vanguard Explorer Fund	152,593	24,597	17,543	217	19,940	151,121
Vanguard Growth and
Income Fund	303,490	23,614	13,916	5,050	17,761	309,083
Vanguard Mid-Cap Growth
Fund	76,163	14,029	13,537	106	8,827	76,688
Vanguard Morgan Growth
Fund	227,461	25,256	19,918	1,523	22,521	233,639
Vanguard U.S. Growth
Fund	227,730	18,231	22,331	1,353	15,919	234,343

Vanguard Windsor Fund	225,740	14,458	12,005	3,463	9,759	227,728

Vanguard Windsor II Fund	226,279	19,967	7,106	4,814	14,731	228,599

Total	1,513,251	153,377	112,253	17,394	116,870	1,533,969

Vanguard Emerging Markets Select Stock Fund

Schedule of Investments
As of July 31, 2015

		Market
		Value
	Shares	($000)
Common Stocks (93.6%)[1]
Argentina (0.2%)
YPF SA ADR	20,700	475

Bangladesh (0.1%)
British American Tobacco Bangladesh Co. Ltd.	5,100	198

Brazil (9.2%)
Ambev SA	569,928	3,239
Telefonica Brasil SA ADR	177,554	2,312
* Petroleo Brasileiro SA Preference Shares	684,600	2,099
BRF SA ADR	73,092	1,528
Banco Bradesco SA Preference Shares	188,353	1,501
MRV Engenharia e Participacoes SA	640,664	1,441
Usinas Siderurgicas de Minas Gerais SA Preference Shares	1,216,500	1,396
Itau Unibanco Holding SA ADR	146,832	1,274
Vale SA Class B ADR	254,400	1,091
EDP - Energias do Brasil SA	262,954	1,002
Cia de Saneamento Basico do Estado de Sao Paulo	191,000	975
* Petroleo Brasileiro SA ADR	130,715	889
BB Seguridade Participacoes SA	74,455	701
Braskem SA Preference Shares	175,300	642
TOTVS SA	56,755	581
Randon Participacoes SA Preference Shares	533,218	498
* B2W Cia Digital	90,151	474
Telefonica Brasil SA Preference Shares	35,700	471
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	150,600	459
CETIP SA - Mercados Organizados	44,077	456
* Petroleo Brasileiro SA ADR Type A	71,492	440
Itau Unibanco Holding SA Preference Shares	45,294	398
Cyrela Brazil Realty SA Empreendimentos e Participacoes	143,430	390
Banco do Estado do Rio Grande do Sul SA Preference Shares	104,500	302
Raia Drogasil SA	22,300	283
Cia Energetica de Minas Gerais ADR	74,425	205
* Rumo Logistica Operadora Multimodal SA	619,602	165
* Hypermarcas SA	24,100	143
Brasil Insurance Participacoes e Administracao SA	276,200	76
Localiza Rent a Car SA	6,630	54
		25,485
Canada (0.3%)
First Quantum Minerals Ltd.	107,072	856
* Ivanhoe Mines Ltd.	94,600	51
		907
Chile (0.2%)
Banco Santander Chile ADR	22,975	464

China (21.6%)
China Construction Bank Corp.	5,855,250	4,768
Tencent Holdings Ltd.	211,485	3,939
China Mobile Ltd.	276,500	3,600

	Industrial & Commercial Bank of China Ltd.	4,998,380	3,433
	China Unicom Hong Kong Ltd.	2,177,973	3,088
	Dongfeng Motor Group Co. Ltd.	2,313,000	2,663
	Greatview Aseptic Packaging Co. Ltd.	4,553,000	2,660
	China Power International Development Ltd.	3,433,600	2,418
	China Shenhua Energy Co. Ltd.	1,154,500	2,199
	CNOOC Ltd.	1,740,400	2,140
	PICC Property & Casualty Co. Ltd.	1,026,040	2,133
	China Pacific Insurance Group Co. Ltd.	482,612	2,015
	Mindray Medical International Ltd. ADR	67,564	1,844
	China Resources Power Holdings Co. Ltd.	688,000	1,764
	China Overseas Land & Investment Ltd.	459,400	1,448
	China Lesso Group Holdings Ltd.	1,756,000	1,376
2	Sinopec Engineering Group Co. Ltd.	1,373,000	1,124
*	China Agri-Industries Holdings Ltd.	2,466,000	1,068
	Far East Horizon Ltd.	1,071,000	997
	China Life Insurance Co. Ltd.	257,216	943
	Lenovo Group Ltd.	791,780	858
*	Luye Pharma Group Ltd.	821,104	855
	China Everbright International Ltd.	468,000	718
	Kingboard Laminates Holdings Ltd.	1,627,625	716
	Huadian Fuxin Energy Corp. Ltd.	1,622,000	705
	ENN Energy Holdings Ltd.	105,530	701
	China Cinda Asset Management Co. Ltd.	1,563,500	696
	Haier Electronics Group Co. Ltd.	297,241	696
	Anhui Conch Cement Co. Ltd.	224,000	694
	Guangdong Investment Ltd.	504,550	682
*,2 Tianhe Chemicals Group Ltd.		4,142,000	625
	China Shineway Pharmaceutical Group Ltd.	453,000	578
*	GCL-Poly Energy Holdings Ltd.	2,538,000	513
	Dah Chong Hong Holdings Ltd.	1,037,000	458
	China Shipping Development Co. Ltd.	684,000	413
	Baoxin Auto Group Ltd.	836,500	411
	China Longyuan Power Group Corp. Ltd.	344,780	393
	Sunny Optical Technology Group Co. Ltd.	190,700	369
	China Coal Energy Co. Ltd.	732,000	358
	Sinopharm Group Co. Ltd.	86,400	332
*	PAX Global Technology Ltd.	208,000	332
	China Suntien Green Energy Corp. Ltd.	1,808,000	320
	China Vanke Co. Ltd.	118,500	281
	Hengan International Group Co. Ltd.	21,500	240
	China Dongxiang Group Co. Ltd.	904,000	230
	XTEP International Holdings Ltd.	488,500	213
	ANTA Sports Products Ltd.	81,000	208
	Fosun International Ltd.	85,730	179
	Shandong Weigao Group Medical Polymer Co. Ltd.	95,500	64
			59,458
Colombia (0.0%)
	Cementos Argos SA	30,847	106

Czech Republic (0.8%)
	CEZ AS	61,549	1,492
	Komercni banka as	2,988	668
			2,160

Egypt (0.4%)
Commercial International Bank Egypt SAE	136,645	984

Greece (0.6%)
* Motor Oil Hellas Corinth Refineries SA	107,540	977
Hellenic Telecommunications Organization SA	87,844	728
		1,705
Hong Kong (3.1%)
Pacific Basin Shipping Ltd.	4,720,750	1,621
AIA Group Ltd.	237,436	1,546
Galaxy Entertainment Group Ltd.	227,000	1,044
Stella International Holdings Ltd.	255,500	689
Texwinca Holdings Ltd.	559,000	678
Sands China Ltd.	152,850	677
ASM Pacific Technology Ltd.	68,739	620
China Mengniu Dairy Co. Ltd.	135,977	615
AMVIG Holdings Ltd.	876,000	412
Towngas China Co. Ltd.	265,440	243
* Cowell e Holdings Inc.	256,818	173
AAC Technologies Holdings Inc.	23,200	132
		8,450
Hungary (1.5%)
OTP Bank plc	149,344	3,066
* Magyar Telekom Telecommunications plc	739,375	1,073
		4,139
India (9.5%)
Reliance Industries Ltd.	173,337	2,708
Axis Bank Ltd.	284,284	2,541
CESC Ltd.	199,454	1,767
ICICI Bank Ltd. ADR	139,394	1,404
ICICI Bank Ltd.	269,138	1,274
Hindalco Industries Ltd.	755,750	1,240
Bharti Airtel Ltd.	157,839	1,033
Larsen & Toubro Ltd.	36,288	1,015
NTPC Ltd.	479,400	1,014
Coal India Ltd.	142,508	976
Indiabulls Housing Finance Ltd.	83,544	961
State Bank of India	217,166	914
* Bharti Infratel Ltd.	128,996	902
* JK Lakshmi Cement Ltd.	170,668	898
IDFC Ltd.	323,659	756
Bank of Baroda	261,462	723
Dr Reddy's Laboratories Ltd. ADR	10,742	691
Power Grid Corp. of India Ltd.	306,014	678
Godrej Consumer Products Ltd.	30,793	661
NHPC Ltd.	2,157,750	636
Punjab National Bank	220,874	520
Tata Consultancy Services Ltd.	12,464	488
Idea Cellular Ltd.	156,787	424
Marico Ltd.	60,276	413
HDFC Bank Ltd. ADR	6,050	378
Sun Pharmaceutical Industries Ltd.	27,334	352
Oberoi Realty Ltd.	78,970	324
* Jubilant Foodworks Ltd.	9,224	263
* Grasim Industries Ltd. GDR	2,647	148

Union Bank of India	52,451	144
		26,246
Indonesia (1.1%)
Bank Rakyat Indonesia Persero Tbk PT	1,186,800	875
Telekomunikasi Indonesia Persero Tbk PT	3,249,700	705
* Bank Tabungan Pensiunan Nasional Tbk PT	2,564,000	597
* Vale Indonesia Tbk PT	1,695,400	245
Matahari Department Store Tbk PT	184,400	238
Sumber Alfaria Trijaya Tbk PT	3,529,600	155
Indofood CBP Sukses Makmur Tbk PT	129,300	118
* Nirvana Development Tbk PT	8,151,100	116
Pakuwon Jati Tbk PT	2,610,900	80
		3,129
Kenya (0.2%)
Safaricom Ltd.	3,431,600	483

Malaysia (1.3%)
Genting Malaysia Bhd.	1,438,900	1,606
AMMB Holdings Bhd.	647,700	947
AirAsia Bhd.	1,286,200	457
Guinness Anchor Bhd.	59,900	222
7-Eleven Malaysia Holdings Bhd.	499,400	218
British American Tobacco Malaysia Bhd.	9,266	163
		3,613
Mexico (2.6%)
* Cemex SAB de CV ADR	150,356	1,278
Grupo Televisa SAB ADR	36,100	1,259
Grupo Financiero Banorte SAB de CV	178,300	938
Grupo Mexico SAB de CV Class B	290,100	793
America Movil SAB de CV ADR	40,400	783
Grupo Comercial Chedraui SA de CV	271,744	760
Grupo Financiero Santander Mexico SAB de CV ADR	73,188	655
Wal-Mart de Mexico SAB de CV	186,200	452
Corp Inmobiliaria Vesta SAB de CV	97,700	164
		7,082
Netherlands (0.1%)
* Cnova NV	55,554	281

Nigeria (0.1%)
Zenith Bank plc	2,365,640	191

Other (1.0%)
3 Vanguard FTSE Emerging Markets ETF	68,340	2,619

Pakistan (0.4%)
United Bank Ltd.	591,800	1,065

Philippines (1.6%)
Energy Development Corp.	9,630,893	1,508
Metropolitan Bank & Trust Co.	676,093	1,306
Universal Robina Corp.	223,950	936
Robinsons Land Corp.	682,500	420
LT Group Inc.	848,100	275
Puregold Price Club Inc.	113,200	92
		4,537

Poland (0.7%)
* Cyfrowy Polsat SA	256,525	1,571
Bank Pekao SA	10,806	455
		2,026
Qatar (0.4%)
Industries Qatar QSC	28,021	1,041

Romania (0.1%)
2 Electrica SA GDR	24,120	267

Russia (5.1%)
Lukoil PJSC ADR (London Shares)	96,365	3,989
Gazprom PAO ADR	357,090	1,660
Magnit PJSC GDR	25,449	1,381
Rosneft OAO GDR	294,750	1,138
Sberbank of Russia	674,685	791
Moscow Exchange MICEX-RTS OAO	664,976	759
Mobile TeleSystems PJSC ADR	87,198	715
PhosAgro OAO GDR	48,934	666
Lukoil PJSC ADR	14,166	587
Sberbank of Russia ADR	104,070	510
Gazprom Neft OAO ADR	43,600	499
Sberbank of Russia ADR (London Shares)	100,895	498
O'Key Group SA GDR	166,144	444
MMC Norilsk Nickel PJSC ADR	17,427	269
Etalon Group Ltd. GDR	137,219	265
		14,171
Singapore (0.3%)
Ezion Holdings Ltd.	1,441,800	908

South Africa (4.6%)
Naspers Ltd.	22,674	3,210
Sasol Ltd.	71,977	2,495
Imperial Holdings Ltd.	136,554	1,846
Barloworld Ltd.	201,492	1,432
Reunert Ltd.	247,638	1,236
Discovery Ltd.	86,425	927
Woolworths Holdings Ltd.	61,217	480
Hyprop Investments Ltd.	35,060	359
* AngloGold Ashanti Ltd. ADR	50,400	308
* Aveng Ltd.	511,216	262
Pick n Pay Stores Ltd.	24,295	114
* Adcock Ingram Holdings Ltd.	20,905	83
* Adbee Rf Ltd.	3,689	10
* Adcock Ingram Holdings Ltd. Warrants Exp. 07/26/2019	1,142	—
		12,762
South Korea (6.0%)
Samsung Electronics Co. Ltd.	3,378	3,394
Hyundai Motor Co.	17,442	2,201
SK Hynix Inc.	65,073	2,057
Hyundai Heavy Industries Co. Ltd.	14,370	1,192
Kia Motors Corp.	29,751	1,108
Dongbu Insurance Co. Ltd.	22,240	1,049
Hana Financial Group Inc.	41,280	1,028
KB Financial Group Inc.	32,070	1,007
POSCO	5,375	896

Hotel Shilla Co. Ltd.	5,928	638
Doosan Corp.	5,207	456
Shinhan Financial Group Co. Ltd.	12,650	454
LG Electronics Inc.	12,775	444
LG Chem Ltd.	1,702	363
GS Holdings Corp.	4,103	158
		16,445
Spain (0.7%)
Prosegur Cia de Seguridad SA	373,797	1,980

Sri Lanka (0.0%)
Ceylon Tobacco Co. plc	7,047	50

Switzerland (0.5%)
* Dufry AG	9,793	1,360

Taiwan (9.6%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	255,759	5,655
Taiwan Semiconductor Manufacturing Co. Ltd.	1,120,243	4,920
Compal Electronics Inc.	4,079,000	2,736
Hon Hai Precision Industry Co. Ltd.	685,808	1,961
Delta Electronics Inc.	392,782	1,935
Teco Electric and Machinery Co. Ltd.	1,544,000	1,211
Globalwafers Co. Ltd.	457,963	1,140
Chicony Electronics Co. Ltd.	372,000	968
eMemory Technology Inc.	82,300	920
Mega Financial Holding Co. Ltd.	878,779	752
Yuanta Financial Holding Co. Ltd.	1,435,513	678
Casetek Holdings Ltd.	92,000	521
Airtac International Group	111,315	509
Hermes Microvision Inc.	9,000	449
Largan Precision Co. Ltd.	4,080	414
Catcher Technology Co. Ltd.	30,000	331
* TPK Holding Co. Ltd.	68,000	233
Silergy Corp.	22,388	210
President Chain Store Corp.	28,700	209
PChome Online Inc.	11,611	161
King Yuan Electronics Co. Ltd.	204,000	137
Epistar Corp.	153,000	133
Advantech Co. Ltd.	15,988	108
Poya International Co. Ltd.	8,080	91
Eclat Textile Co. Ltd.	6,000	88
		26,470
Thailand (2.0%)
Bangkok Bank PCL	309,400	1,459
Krung Thai Bank PCL (Foreign)	2,159,475	1,072
Total Access Communication PCL	378,900	755
Airports of Thailand PCL	82,700	690
Precious Shipping PCL	2,362,473	559
CP ALL PCL (Foreign)	262,100	357
Delta Electronics Thai PCL (Foreign)	100,100	228
PTT Global Chemical PCL	106,844	187
Hana Microelectronics PCL (Foreign)	176,800	163
* Precious Shipping PCL Warrants	62,952	—
		5,470

Turkey (1.4%)
*	Tupras Turkiye Petrol Rafinerileri AS			50,918	1,322
	Akbank TAS			398,300	1,067
	Turkiye Halk Bankasi AS			224,759	981
	Coca-Cola Icecek AS			30,151	435
	Ulker Biskuvi Sanayi AS			19,564	109
					3,914
United Arab Emirates (0.8%)
	Union National Bank PJSC			741,687	1,424
	Dubai Financial Market PJSC			672,874	352
	Abu Dhabi Commercial Bank PJSC			138,025	311
*	Emaar Malls Group PJSC			240,391	213
					2,300
United Kingdom (1.5%)
	Standard Chartered plc			122,157	1,861
	Petrofac Ltd.			108,216	1,482
*	Ophir Energy plc			330,499	600
	Coca-Cola HBC AG			12,036	251
					4,194
United States (4.0%)
*	Genpact Ltd.			89,170	1,980
	Hollysys Automation Technologies Ltd.			80,402	1,711
	Southern Copper Corp.			46,520	1,296
*	Flextronics International Ltd.			102,750	1,131
*	JD.com Inc. ADR			29,271	967
*	Trina Solar Ltd. ADR			97,400	930
*	UTi Worldwide Inc.			82,215	691
*	Cognizant Technology Solutions Corp. Class A			10,000	631
	Cosan Ltd.			129,094	607
*	Yandex NV Class A			42,300	588
*	Alibaba Group Holding Ltd. ADR			3,200	251
*	Baidu Inc. ADR			732	126
	Avon Products Inc.			21,783	124
*	Vipshop Holdings Ltd. ADR			4,418	86
					11,119
Total Common Stocks (Cost $287,035)					258,254
		Coupon
Temporary Cash Investments (6.0%)1
Money Market Fund (5.8%)
4	Vanguard Market Liquidity Fund	0.152%		15,884,506	15,884

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.2%)
[5,6] Federal Home Loan Bank Discount Notes		0.100%	10/23/15	600	600
Total Temporary Cash Investments (Cost $16,484)					16,484
Total Investments (99.6%) (Cost $303,519)					274,738
Other Assets and Liabilities-Net (0.4%)					1,164
Net Assets (100%)					275,902

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 97.8% and 1.8%, respectively, of net assets.

2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2015, the aggregate value of these securities was $2,016,000, representing 0.7% of net assets.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $600,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2015, based on the inputs used to value them:

Emerging Markets Select Stock Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	45,639	—	—
Common Stocks—Other	14,405	197,170	1,040
Temporary Cash Investments	15,885	600	—
Futures Contracts—Assets[1]	140	—	—
Total	76,069	197,770	1,040
1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At July 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
MSCI Emerging Markets Index	September 2015	257	11,565	(772)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. At July 31, 2015, the cost of investment securities for tax purposes was $303,591,000. Net unrealized depreciation of investment securities for tax purposes was $28,853,000, consisting of unrealized gains of $24,317,000 on securities that had risen in value since their purchase and $53,170,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Alternative Strategies Fund

Schedule of Investments
As of July 31, 2015

		Market
		Value
	Shares	($000)
Total Investments (Cost $0)		0
Other Assets and Liabilities-Net (100.0%)		1,000
Net Assets (100%)		1,000

A. The fund commenced on July 30, 2015. The only investment as of July 31, 2015 was $1,000 in cash investments. The fund held no securities or other investment vehicles at quarter end.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers
concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD TRUSTEES' EQUITY FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: September 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TRUSTEES' EQUITY FUND
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: September 17, 2015
VANGUARD TRUSTEES' EQUITY FUND
/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: September 17, 2015

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.